Capital Structure (Details) (USD $)	12 Months Ended									12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Innovation Holdings S.A.	Dec. 24, 2012 Innovation Holdings S.A.	Dec. 31, 2012 Common Shares - Class A	Dec. 31, 2011 Common Shares - Class A	Dec. 31, 2012 Common Shares - Class B	Dec. 31, 2011 Common Shares - Class B	Dec. 31, 2011 Controlled Equity Offering Sales Agreement	Dec. 31, 2010 Controlled Equity Offering Sales Agreement	Oct. 12, 2010 Controlled Equity Offering Sales Agreement	Dec. 31, 2013 Loretto	Dec. 31, 2011 Loretto	Dec. 31, 2010 Loretto	Feb. 15, 2013 Loretto	Dec. 31, 2012 Loretto
Class of Stock
Common stock - shares authorized	755,000,000					750,000,000	750,000,000	5,000,000	5,000,000
Common Stock - par value	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock - shares issued				4,901,961	4,901,961	11,001,403	6,089,826	0	0	384,890	307,100	1,500,000		7,697	6,142	98,039	116,219
Proceeds from issuance of common stock, net of commissions	$ 10,000,000	$ 12,555,470	$ 11,220,566							$ 12,173,380	$ 11,102,990			$ 0	$ 0
Share based compensation													$ 335,784	$ 248,416	$ 226,459
Ten for one reverse stock split	10-for-1
Common stock - shares outstanding						11,001,403	6,089,826	0	0
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0